Lease (Schedule Of Future Minimum Rental Payments Under Non-cancelable Operating Leases II) (Details) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012
Leases [Abstract]
Total minimum lease payments	¥ 169,038
Minimum lease payments, Less than 1 year	21,129
Minimum lease payments, 1 to 2 years	19,154
Minimum lease payments, 2 to 3 years	16,667
Minimum lease payments, 3 to 4 years	14,309
Minimum lease payments, 4 to 5 years	10,780
Minimum lease payments, More than 5 years	¥ 86,999